Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) Plan shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2021	Dec. 31, 2023 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan			2
Conversion of liability award to equity | $			$ 1,842
Liability Increased | $			564
Share-based compensation, unrecognized | $	$ 50,830		50,830
Liability for share-based compensation - current | $	4,531		4,531			$ 5,809
Share-based compensation | $	$ 12,690	$ 4,938	$ 35,015	$ 23,061
Common Stock, Shares Authorized | shares	1,600,000,000		1,600,000,000			1,600,000,000
Preferred stock, shares authorized | shares	233,333,333		233,333,333
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant | shares	0	0	0	0
Short Term Incentive Program (Member)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 2,589		$ 4,283
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares	15,209,712		15,209,712
Number of additional shares authorized | shares			4,628,958
Conversion of liability award to equity | $			$ 6,276
2021 Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period compensation is expected			3 years
Contractual Life			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant | shares	166,666		166,666
Shares Exercisable | shares	111,108		111,108
Employee Share Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted Stock Percentage			25.00%
Twenty Eighteen And Twenty Twenty One Plan Member
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 12,690	$ 4,938	$ 35,015	$ 23,061
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					0.00%
Award Vesting Period					1 year
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets					200.00%
Award Vesting Period			3 years		3 years
Maximum | Employee Share Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized | shares	2,083,333		2,083,333